Significant Accounting policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
VIE, total assets	$ 64,314	$ 35,782
VIE, total liabillities	65,358	56,556
VIE, net assets	(1,044)	(20,774)
Advances for drillships under construction	622,507	662,313	992,825
Capitalized interest	37,342	65,492	44,951
Amortization and write off of financing costs	42,995	38,797	12,944
Asset impairment charges	0	0	0
Cumulative installment payments made to Samsung
Advances for drillships under construction	515,856
Bare deck
Useful life	30 years
Other asset parts
Useful life	5 to 15 years
Drillships
Residual value per drilling rigs and drillships	50,000	50,000	50,000
Drilling Rigs
Residual value per drilling rigs and drillships	$ 35,000	$ 35,000	$ 35,000